COMMITMENTS AND CONTINGENT LIABILITIES (Office of the Chief Scientist Commitments) (Details) - Royalty Commitment with Office of Chief Scientist [Member]	Dec. 31, 2020
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum royalties as a percent of grants received	100.00%
Minimum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.00%
Maximum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.50%